REVENUES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 56,771	$ 40,786
Private Equity
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	36,828	$ 24,220
Construction Services [Member] | Private Equity
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations	$ 8,000
Backlog	P2Y
Service concession arrangements [member] | Brazilian water and wastewater services [Member] | Private Equity
Disclosure of disaggregation of revenue from contracts with customers [line items]
Backlog	P25Y